AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")
                                  Supplement to
          Ameritas Low Load Variable Universal Life, Ameritas Low-Load
    Survivorship Variable Universal Life, Ameritas No Load Variable Annuity
                         Prospectuses Dated May 1, 2004
                        Supplement Dated October 15, 2004

Effective October 15, 2004, AIM Variable Insurance Funds is changing the name of its funds, as follows:

    INVESCO VIF - Financial Services Fund to AIM V.I. Financial Services Fund
       INVESCO VIF - Health Sciences Fund to AIM V.I. Health Sciences Fund
            INVESCO VIF - Technology Fund to AIM V.I. Technology Fund

Therefore, all references to the respective funds in each of the prospectuses are changed to the AIM V.I. Fund name.

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp. If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.